Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000049879 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049879 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049879 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000049879 | B
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000049879 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049879 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049879 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000049879 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049879 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049879 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049879 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049879 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049879 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049879 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049879 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000049879 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049879 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049879 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049879 | AssetClosed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049879 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049879 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049879 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049880 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049880 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049880 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000049880 | B
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000049880 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049880 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049880 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000049880 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049880 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049880 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049880 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049880 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049880 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049880 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049880 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000049880 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049880 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049880 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049880 | AssetClosed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049880 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049880 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049880 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049881 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049881 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049881 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000049881 | B
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000049881 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049881 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049881 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000049881 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049881 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049881 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049881 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049881 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049881 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049881 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049881 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000049881 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049881 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049881 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049881 | AssetClosed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049881 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049881 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049881 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049882 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049882 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049882 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000049882 | B
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000049882 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049882 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000049882 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000049882 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049882 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000049882 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049882 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000049882 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049882 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049882 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049882 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000049882 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000049882 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049882 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049882 | AssetClosed-End Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049882 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049882 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000049882 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%